Other Current Liabilities	3 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The following table provides detail of our other current liabilities as of March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015
	(In millions)
Accrued operating expenses	$125	$139
Accrued exploration and development	537	637
Accrued compensation and benefits	75	166
Accrued interest	108	144
Accrued income taxes	48	47
Current debt	1	1
Current asset retirement obligation	36	36
Other	64	53
Total Other current liabilities	$994	$1,223